Schedule of Equipment Geographical Region (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Total equipment	$ 27,210	$ 29,234
CANADA
Revenues from External Customers and Long-Lived Assets [Line Items]
Total equipment	17,221	18,730
ISRAEL
Revenues from External Customers and Long-Lived Assets [Line Items]
Total equipment	6,390	7,439
UNITED KINGDOM
Revenues from External Customers and Long-Lived Assets [Line Items]
Total equipment	$ 3,599	$ 3,065